Short-term and long-term borrowings	12 Months Ended
Dec. 31, 2021
Short-term and long-term borrowings
Short-term and long-term borrowings

13. Short-term and long-term borrowings

The following is a summary of short-term and long-term borrowings:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Short-term borrowings	60,679	9,981	1,566
Long-term borrowings	22,577	14,344	2,251

As of December 31, 2020 and 2021, the Group had short-term borrowings from banks which were repayable within one year, with interests charged at rates ranging from 0.2% to 5.8% and 0.2% to 5.0% per annum, respectively.

As of December 31, 2020 and 2021, the Group had long-term borrowings from banks which were repayable over one year, with interests charged at rates ranging from 0.2% to 6.0% and 0.2% to 4.3% per annum, respectively. The repayment terms of Group’s long-term borrowings from banks ranged from three years to ten years and the principals and interests are repaid on monthly or quarterly basis or upon maturity.

The above borrowings contain certain standard covenants including, among others, limitation on liens, liquidation and dissolution of the Group, significant change of the Group’s capital structure and external investments. The Group was in compliance with all of the loan covenants as of December 31, 2020 and 2021. Borrowings of RMB2.3 million were guaranteed by one of our subsidiaries and subject to a pledge of our land use right as of December 31, 2020, which was repayed in 2021.

13. Short-term and long-term borrowings – continued

The following table summarizes the aggregate required repayments of the principal amounts of the Group’s long-term borrowing:

As of December 31,
2021
RMB
2022	—
2023	3,989
2024	3,806
2025	2,992
2026 and thereafter	3,557
Total	14,344